Inventories, net - Schedule of movement of inventory write down (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Balance at beginning of the year	¥ (1,613,379)	¥ (1,465,178)
Charged to cost of sales during the year	681,173	(130,660)
Exchange realignment	(3,268)	(17,541)
Balance at end of the year	¥ (935,474)	¥ (1,613,379)